Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

The tables below present information about the Company’s financial assets and liabilities that are measured and carried at fair value as of December 31, 2015 and 2014 (in thousands) and indicate the level within the fair value hierarchy where each measurement is classified.

	Level 1	Level 2	Level 3	Total
December 31, 2015
Cash equivalents:
Money market funds	52,221	—	—	52,221
U.S. Treasury obligations	5,001	—	—	5,001
Government agency securities	—	34,390	—	34,390
Investments, available for sale:
U.S. Treasury obligations	9,781	—	—	9,781
Government agency securities	19,578	20,321	—	39,899
Total	$86,581	$54,711	$—	$141,292

	Level 1	Level 2	Level 3	Total
December 31, 2014
Money market funds, included in cash equivalents	$11,904	$—	$—	$11,904
Investments, available for sale:
U.S. Treasury obligations	12,035	—	—	12,035
Government agency securities	35,808	17,993	—	53,801
Total	$59,747	$17,993	$—	$77,740

The Company has reclassified $18.0 million of government agency securities that were previously classified as Level 1 securities at December 31, 2014 to Level 2 securities to conform to the current classification policy for such securities.

The carrying amount of financial instruments not carried at fair value, including the loan payable, approximate fair value. The carrying value of the Company’s loan payable approximated fair value at December 31, 2014 because the interest rate yields for the loan approximated the current market yields at December 31, 2014. The disclosed fair value of the Company’s loan payable is a Level 3 measurement within the fair value hierarchy.